Schedule of cash flows reconciliation (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Net Cash Used In Financing Activities [Member]
IfrsStatementLineItems [Line Items]
Addition for new fund obligation		$ 330	$ 1,668
Amortization expense benefit		(5,477)	(13,558)
Amortisation of capitalised interests		(916)	(1,227)
Finance debt [member]
IfrsStatementLineItems [Line Items]
Addition for new fund obligation		330	1,668
Amortization expense benefit		(5,363)	(12,684)
Amortisation of capitalised interests		(915)	(1,264)
Finance debt [member] | Movement In Financing [Member]
IfrsStatementLineItems [Line Items]
Addition for new fund obligation		330	1,668
Amortization expense benefit		(5,363)	(12,684)
Amortisation of capitalised interests		(915)	(1,264)
Finance debt [member] | Repurchase Of Debt Securities [Member]
IfrsStatementLineItems [Line Items]
Amortization expense benefit		(110)	(848)
Finance debt [member] | Deposits financing [member]
IfrsStatementLineItems [Line Items]
Amortization expense benefit	[1]	(4)	(26)
Amortisation of capitalised interests	[1]	$ (1)	$ 37

[1]	Deposits linked to financing with China Development Bank (CDB), with semiannual settlements in June and December.